UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21138

                          Phoenix-LJH Advisors Fund LLC
               (Exact name of registrant as specified in charter)

                       2640 Golden Gate Parkway, Suite 205
                              Naples, Florida 34105
               (Address of principal executive offices) (Zip code)

                               James R. Hedges, IV
                     President and Chief Investment Officer
                           LJH Global Investments, LLC
                       2640 Golden Gate Parkway, Suite 205
                              Naples, Florida 34105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 239.403.3030

                         Date of fiscal year end: 06/30

             Date of reporting period: July 1, 2003 - June 30, 2004

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Item 1. Proxy Voting Record

NO RECORDS TO REPORT



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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Phoenix-LJH Advisors Fund LLC

By:    /s/ James R. Hedges, IV
       -----------------------
Name:  James R. Hedges, IV
Title: Chief Executive Officer

Date  August 27, 2004